Note 25 - Financial Instruments and Related Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade and other payables	$ 59,123	$ 50,183
Debt facilities	155,818	149,512	$ 31,769
Lease liabilities	21,936	5,847	$ 9,305
Other liabilities	4,675	$ 3,787
	241,552
Contractual cash flows [member]
Statement Line Items [Line Items]
Trade and other payables	59,123
Debt facilities	188,439
Lease liabilities	22,561
Other liabilities	4,405
	274,528
Less than 1 year [member]
Statement Line Items [Line Items]
Trade and other payables	59,123
Debt facilities	4,209
Lease liabilities	6,829
Other liabilities
	70,161
From 1 to 3 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities	26,263
Lease liabilities	7,778
Other liabilities
	34,041
From 4 to 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities	157,967
Lease liabilities	7,954
Other liabilities
	165,921
After 5 years [member]
Statement Line Items [Line Items]
Trade and other payables
Debt facilities
Lease liabilities
Other liabilities	4,405
	$ 4,405